FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Amortized cost
Financial liabilities by category
Financial liabilities	$ 417,280,613	$ 431,890,981
Fair value
Financial liabilities by category
Financial liabilities	7,131,179	14,713,906
Trade and other payables | Amortized cost
Financial liabilities by category
Financial liabilities	144,657,548	156,742,677
Trade and other payables | Fair value
Financial liabilities by category
Financial liabilities	5,260,021	11,989,792
Borrowings | Amortized cost
Financial liabilities by category
Financial liabilities	167,235,684	178,852,080
secured notes | Amortized cost
Financial liabilities by category
Financial liabilities	82,597,893	80,809,686
Lease liability | Amortized cost
Financial liabilities by category
Financial liabilities	16,796,623	11,284,137
Consideration for acquisition of assets | Amortized cost
Financial liabilities by category
Financial liabilities	5,992,865	4,202,401
Consideration for acquisition of assets | Fair value
Financial liabilities by category
Financial liabilities	$ 1,871,158	$ 2,724,114